Summary of Significant Accounting Policies (Policies)	12 Months Ended
Aug. 31, 2018
Summary of Significant Accounting Policies
Basis of presentation

(a)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

(b)   Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the subsidiaries of the VIEs. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is transferred to the Company.

Use of estimates

(c)   Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenue and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to valuation allowance for deferred tax assets, uncertain tax position, the initial valuation of the assests acquired and liabilities assumed in a business combination, economic lives and impairment of long-lived assets, impairment of goodwill, the valuation of short-term and long-term investments and share-based compensation. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

(d)   Foreign currency

The functional currency of the Company, OneSmart BVI and OneSmart HK is the United States Dollars (“US$”). The Company’s PRC subsidiaries and the VIEs determined their functional currency to be Renminbi (the “RMB”). The Group uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of income.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ (deficit)/equity.

Convenience translation

(e)   Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.8300 on August 31, 2018 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

(f)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Short-term investments

(g)   Short-term investments

The Group accounts for all investments in accordance with ASC topic 320 (“ASC 320”), Investments – Debt and Equity Securities. The Group classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. All investments with original maturities of greater than three months not exceeding twelve months are classified as short-term investments, while those of more than twelve months are classified as long-term investments (Note 10). Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments, are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

Property and equipment, net

(h)   Property and equipment, net

Property and equipment is stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight line basis over the following estimated useful lives:

Category	Estimated Useful Lives
Furniture	3-5	years
Electronic equipment	3	years
Vehicles	4-5	years
Buildings	20	years
Leasehold improvement	Over the shorter of the lease term or the estimated useful lives

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of income.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Impairment of long-lived assets other than goodwill

(i)   Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. For all periods presented, there was no impairment of any of the Group’s long-lived assets.

Business combination

(j)   Business combination

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805 (“ASC 805”), Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the businesses acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which the cash flow projections are based, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill

(k)   Goodwill

The Group has determined it has four reporting units. Goodwill was allocated to two and three reporting units as of August 31, 2017 and 2018, respectively. The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

Intangible assets

(l)   Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. The estimated useful lives of intangible assets from the date of purchase are as follows:

Category	Estimated Useful Lives
Customer relationship	5-9	years
Trademarks	10	years
Student base	5	years
License use right	30	years
Franchise agreements	6	years

Long-term investments

(m)  Long-term investments

The Group’s long-term investments consist of cost method investments, investment in debt securities accounted for at fair value and equity method investments.

In accordance with ASC 325‑20 (“ASC 325‑20”), Investments-Other: Cost Method Investments, for investments in investees over which the Group does not have significant influence, the Group carries the investments at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Group’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investees as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investees’ cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in equity investees represent investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of income. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Group evaluates its equity method investment for impairment under ASC 323-10. An impairment loss on the equity method investment is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

Investment in debt securities accounted for at fair value with original maturities of greater than twelve months are classified as long-term investments. As investment in debt securities classified as available for sale in accordance with AS 320 are reported at fair value, when a decline in value is determined to be other-than-temporary, the impairment loss on the long-term available-for-sale investments would be recognized in the consolidated statements of comprehensive income.

For all periods presented, there were no impairment of the Group’s long-term investments.

Fair value of financial instruments

(n)   Fair value of financial instruments

Financial instruments include cash and cash equivalents, short-term and long-term investments, due from third party payment platform, due from third party, amounts due from related parties, and redeemable convertible preferred shares.

The carrying amounts of these financial instruments, except for the short-term and long-term investments and redeemable convertible preferred shares (Note 22), approximate their fair values because of their short-term maturities. Available-for-sale investments are adjusted to fair value at each reporting date. The redeemable convertible preferred shares were initially recognized at fair value upon issuance and immediately accreted to their full redemption value as of redemption occurred at the end of the reporting periods.  If a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the redeemable convertible preferred shares as a contribution to additional paid in capital.  The discount resulting from the beneficial conversion feature is amortized from the date of issuance to the earliest conversion date.

Revenue recognition

(o)   Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product or service has occurred, the selling price is fixed or determinable and collection is reasonably assured. The Group’s business is subject to business tax, value added taxes (“VAT”) and tax surcharges assessed by governmental authorities. Pursuant to ASC 605‑45, Revenue Recognition—Principal Agent Considerations, the Group elected to present business tax, VAT and tax surcharges as a reduction of revenues on the consolidated statements of income. Payments received before all of the relevant criteria for revenue recognition are satisfied are included in “Prepayment from customers”.

The primary sources of the Group’s revenues are as follows:

The revenues are primarily generated from the tuition fees for OneSmart VIP, Happy Math and FasTrack English. Tuition revenue is generally collected in full, in advance of the commencement of tutoring sessions, and is initially recorded as prepayments from customers. Tuition revenue is recognized proportionately as the tutoring sessions, including free sessions, if any, are delivered.

According to the Group’s policy, the Group refunds course fees for any remaining undelivered tutoring sessions to students who withdraw from contracts. The refunds are recorded as reductions of the related tutoring session tuition received in advance and have no impact on recognized revenue.

Franchise revenues include initial franchise fees, which are non-refundable and recognized by the Group as revenue when substantially all services or conditions relating to the initial franchise fees have been performed and the Group has fulfilled all its commitments and obligations (generally, when a franchisee commences its operations under the OneSmart or FasTrack brand). The Group also receives recurring franchise fees from its franchisees, which include a fixed percentage of the franchisees’ tutoring session tuition. The recurring franchise fees are recognized as franchise revenues as the fees are earned and realized.

Cost of revenues

(p)   Cost of revenues

Cost of revenues consist primarily of salaries and other personnel expenses, rental expenses, depreciation expenses, utilities and other expenses directly attributable to the Group’s revenues.

Advertising expenditures

(q)   Advertising expenditures

Advertising expenditures are expensed when incurred and are included in selling and marketing expenses, which amounted to RMB140,247, RMB189,899 and RMB278,841 (US$40,826) for the years ended August 31, 2016, 2017 and 2018, respectively.

Government grants

(r)   Government grants

The Group receives government subsidies at the discretion of the local government. Government grants are recognized when it is probable that the Group will comply with the conditions attached to them, and the grants are received. Government grants without attached conditions are recognized when received. When the grant relates to an expense item, it is recognized in the consolidated statement of income over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as a deferred government grant and released to the consolidated statement of income in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

For the years ended August 31, 2016, 2017 and 2018, government grants in the amounts of RMB13,223,  RMB1,741 and RMB64,111 (US$9,387) were recognized as other income in the consolidated statements of income, respectively.

Leases

(s)   Leases

Operating lease

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Income taxes

(t)   Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of income as income tax expense.

Share-based compensation

(u)   Share-based compensation

The Group applies ASC 718 (“ASC 718”), Compensation — Stock Compensation, to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards to employees were classified as equity awards.

In accordance with ASC 718, the Group recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition. Compensation cost is recognized if it is probable that the performance condition will be achieved.

A change in any of the terms or conditions of the awards is accounted for as a modification of the awards. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award. When the vesting conditions (or other terms) of the equity awards granted to employees are modified, the Group first determines on the modification date whether the original vesting conditions were expected to be satisfied, regardless of the entity’s policy election for accounting for forfeitures. If the original vesting conditions were not expected to be satisfied, the grant date fair value of the original equity awards are ignored and the fair value of the equity awards measured at the modification date are recognized if the modified awards ultimately vest.

The Group uses the accelerated method to recognize compensation expense for all awards granted. The Group, with the assistance of an independent third party valuation firm, determined the fair value of the awards granted to employees.

Employee benefit expenses

(v)   Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The Group recorded employee benefit expenses of RMB125,698,  RMB159,867 and RMB256,298 (US$37,525) for the years ended August 31, 2016, 2017 and 2018, respectively.

Comprehensive income

(w)   Comprehensive income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income includes net income and unrealized gain on available-for-sale investments, net of tax and is presented in the consolidated statements of comprehensive income.

Earnings/(Loss) per share

(x)   Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income/(loss) is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted earnings/(loss) per share are not reported separately for Class A or Class B ordinary shares (the “Ordinary Shares”) as each class of shares has the same rights to undistributed and distributed earnings.

Segment reporting

(y)   Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the CEO, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. As the Group generates all of its revenue in the PRC, no geographical segments are presented.

Comparative information	(z) Comparative information Certain of the prior year comparative figures have been reclassified to conform to the current year's presentation.
Non-controlling interests

(aa) Non-controlling interests

For certain subsidiaries of the VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss or income on the consolidated statements of income includes the net loss or income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group’s consolidated balance sheets.

Recent accounting pronouncements

(bb) Recent accounting pronouncements

In August 2015, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015‑14 (“ASU 2015‑14”), Revenue from Contracts with Customers-Deferral of the effective date. The amendments in ASU 2015‑14 defer the effective date of ASU No. 2014‑09 (“ASU 2014‑09”), Revenue from Contracts with Customers, issued in May 2014. According to the amendments in ASU 2015‑14, the new revenue guidance ASU 2014‑09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. In March 2016, the FASB issued ASU No. 2016‑08 (“ASU 2016‑08”), Revenue from Contracts with Customers—Principal versus Agent Considerations, which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016‑10 (“ASU 2016‑10”), Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing, which clarify guidance related to identifying performance obligations and licensing implementation guidance contained in ASU 2014‑09. In May 2016, the FASB issued ASU No. 2016‑12 (“ASU 2016‑12”), Revenue from Contracts with Customers—Narrow-Scope Improvements and Practical Expedients, which addresses narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition and provides practical expedients for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective date for the amendment in ASU 2016‑08, ASU 2016‑10 and ASU 2016‑12 are the same as the effective date of ASU No 2014‑09. All guidance is collectively referred to as "ASC 606". The new standard is effective for the Group beginning September 1, 2018. The standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effective effect recognized as of the date of adoption ("modified retrospective method"). The Group has selected to apply the modified retrospective method. Based on the contracts outstanding as of August 31, 2018, management is in the process of finalizing its identification and quantification of differences resulting from the application of the new standard including the accounting for initial franchise fees.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2016-01"). ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Group will adopt the new standard effective September 1, 2018. For equity investments without readily determinable fair values, the Group will elect to use the measurement alternative defined as cost, less impairment, adjusted by observable price change. The Group anticipates that the adoption of ASU 2016-01 may increase the volatility of its other income/(expense), as a result of the remeasurement of its equity investments upon the occurence of observable price change. Management expects that the cumulative catch-up adjustment upon adoption of ASU 2016-01 will not be material.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases (Topic 842). Subsequently, the FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases, which clarifies certain aspect of the guidance issued in ASU 2016-2; and ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides an additional transition method and a practical expedient for separating components of a contract for lessors (collectively, the "Lease ASUs"). ASU 2016-02 modifies existing guidance for off-balance sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASU 2016-02, lessor accounting is largely unchanged. ASU 2018-10 clarifies certain provisions and correct unintended applications of the guidance such as the application of implicit rate, lessee reassessment of lease classification, and certain transition adjustments that should be recognized to earnings rather than to stockholders' equity. ASU 2018-11 provides an alternative transition method and practical expedient for separating contract components for the adoption of Topic 842.  ASU 2018-11, ASU 2018-10, and ASU 2016-02 (collectively, "the new lease standards") are effective for annual reporting periods beginning after December 15, 2018, including interim periods within those annual periods. Early adoption is permitted. The Group is not early adopting this update. The new lease standards are effective for the Group beginning September 1, 2019. The Group is in the process of evaluation the impact of the standard on the consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15 (“ASU 2016-15”), Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 reduces the existing diversity in practice in financial reporting across all industries by clarifying certain existing principles in ASC 230 (“ASC 230”), Statement of Cash Flows, including providing additional guidance on how and what an entity should consider in determining the classification of certain cash flows. . These ASUs will be effective for the Group’s annual reporting periods beginning after September 1, 2018 and interim periods within that reporting period. The adoption of ASU 2016-15 and ASU 2016-18 will modify the Group’s current disclosures and classifications within the consolidated statement of cash flows but they are not expected to have a material effect on the Group’s consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016‑16, Income Taxes (Topic 740), Intra-Entity Transfers of Assets Other Than Inventory. Under the new standard, the selling (transferring) entity is required to recognize a current tax expense or benefit upon transfer of the asset. Similarly, the purchasing (receiving) entity is required to recognize a deferred tax asset or liability, as well as the related deferred tax benefit or expense, upon purchase or receipt of the asset. This pronouncement is effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The Group will adopt the new standard to be in effect beginning September 1, 2018. The Group is still evaluating the effect that this guidance will have on the consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017‑01 (“ASU 2017‑01”), Business Combinations (Topic 805): Clarifying Definition of a Business. ASU 2017‑01 clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. This update is effective for annual reporting periods, and for interim periods within those reporting periods, beginning after December 15, 2017, with early adoption permitted for transactions that have not been reported in previously issued (or available to be issued) financial statements. The Group is not early adopting this standard. The new standard is effective for the Group beginning September 1, 2018. The Group does not believe this standard will have a material impact on the results of operations or financial condition.

In January 2017, the FASB issued ASU No. 2017‑04 (“ASU 2017‑04”), Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted. The guidance should be applied on a prospective basis. The Group is not early adopting the new standard. The new standard is effective for the Group beginning September 1, 2020. The Group is still evaluating the effect that this guidance will have on the consolidated financial statements.

In February 2017, the FASB issued ASU 2017‑05 (“ASU 2017‑05”), Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets. ASU 2017‑05 defines an in-substance nonfinancial asset and clarifies guidance related to partial sales of nonfinancial assets. This standard is effective for annual reporting periods, and for interim periods within those annual periods, beginning after December 15, 2017, with early adoption permitted. The new standard is effective for the Group beginning September 1, 2018. The Group does not believe this standard will have a material impact on the results of its operations or financial condition.

In May 2017, the FASB issued ASU 2017‑09 (“ASU 2017‑09”), Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting. This standard provides clarity and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation-Stock Compensation, to a change to the terms or conditions of a share-based payment award. The updated guidance is effective for interim and annual periods beginning after December 15, 2017, and early adoption is permitted. The Group is not early adopting the standard, and the new standard will become effective for the Group beginning September 1, 2018. The Group is currently evaluating the financial statement impact of adoption.

In February 2018, the FASB issued ASU No. 2018-02 ("ASU 2018-02"), Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This update allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Job Act enacted in December 2017. This update will be effective for the Group for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. The Group is not early adopting the standard, and the new standard will become effective for the Group beginning September 1, 2019.  The Group does not expect this standard to have a material impact on the Group's consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07 ("ASU 2018-07"), Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The new guidance aligns the requirements for nonemployee share-based payments with the requirements for employee share-based payments.. The amendments are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year.  The Group is not early adopting the standard, and the new standard will become effective for the Group beginning September 1, 2019. The Group is currently evaluating the potential impact of adopting this guidance on its consolidated financial statements.

In July 2018, the FASB issued ASU 2018-09 ("ASU 2018-09"), Codification Improvements. The amendments in ASU 2018-09 affect a wide variety of topics in the FASB Codification and apply to all reporting entities within the scope of the affected accounting guidance. The Group has evaluated ASU 2018-09 in its entirety and determined that the amendments related to Topic 718-740, Compensation-Stock Compensation-Income Taxes, are the only provisions that currently apply to the Group. The amendments in ASU 2018-09 related to Topic 718-740, Compensation-Stock Compensation-Income Taxes, clarify that an entity should recognize excess tax benefits related to stock compensation transactions in the period in which the amount of the deduction is determined. The amendments in ASU 2018-09 related to Topic 718-740 are effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Group is not early adopting the standard, and the new standard will become effective for the Group beginning September 1, 2019. The Group does not expect this standard to have a material impact on the Group's consolidated financial statements.

In August 2018, the FASB issued ASU No.2018-13 ("ASU 2018-13"), Fair Value Measurement. ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU No. 2018-13 and delay adoption of the additional disclosures until their effective date. The Group is not early adopting the standard, and the new standard will become effective for the Group beginning September 1, 2020. The Group is in the process of evaluation the impact of adoption of this ASU on its consolidated financial statements disclosures.